INCOME TAX: (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
In respect of
Net operating loss carry forward	$ 11,512	$ 8,142
Research and development	4,147	1,773
Other	332	299
Less - valuation allowance	(15,991)	(10,214)	$ (6,241)	$ (4,484)
Net deferred tax assets